Deferred income tax assets and liabilities, net- Balances (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Deferred income tax assets and liabilities, net
Deferred tax assets	€ 1,683	€ 1,999
Deferred tax liabilities	(11)	(12)
Total gross, deferred tax assets	54,189	19,348
Total gross, deferred tax liabilities	(52,517)	(17,359)
Netting of deferred tax assets	(52,506)	(17,348)
Netting of deferred tax liabilities	52,506	17,348
Total net, deferred tax assets	1,683	1,999
Total net, deferred tax liabilities	(11)	(11)
Deferred income tax liabilities, net	(11)	(11)
Unused tax loss carryforwards for which no deferred tax asset recognized	1,519,226	123	€ 119
Amount of existing interest carryforward	62,983	0	0
Deductible temporary differences for which no deferred tax asset is recognised	310,413	0	€ 0
Intangible assets and goodwill
Deferred income tax assets and liabilities, net
Deferred tax assets	174	214
Deferred tax liabilities	(4,323)	(4,323)
Property and equipment
Deferred income tax assets and liabilities, net
Deferred tax assets	19,194
Deferred tax liabilities	(8,143)	(276)
Inventory
Deferred income tax assets and liabilities, net
Deferred tax assets	8,722
Deferred tax liabilities	(99)	(27)
Receivables
Deferred income tax assets and liabilities, net
Deferred tax assets	2,099
Deferred tax liabilities		(195)
Right-of-Use asset, contract asset and other assets
Deferred income tax assets and liabilities, net
Deferred tax assets	289
Deferred tax liabilities	(36,080)	(12,482)
Lease liabilities, contract liabilities and other liabilities
Deferred income tax assets and liabilities, net
Deferred tax assets	18,852	14,031
Deferred tax liabilities	(3,852)	(56)
Provisions
Deferred income tax assets and liabilities, net
Deferred tax assets	587	657
Deferred tax liabilities	(20)
Tax loss carryforwards
Deferred income tax assets and liabilities, net
Deferred tax assets	€ 4,272	€ 4,447